Business combinations - Schedule of purchase price allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 07, 2019
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill	$ 111,487	$ 111,487
North American Title Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash			$ 35,704
Restricted cash			1,566
Investments			61,398
Receivables			15,239
Fixed assets			1,659
Prepaid expenses, deposits and other assets			2,197
Title plants			16,993
Trade names			5,871
Total identifiable assets acquired			140,627
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable			(9,409)
Accrued expenses and other liabilities			(12,218)
Liability for loss and loss adjustment expenses			(59,266)
Total liabilities assumed			(80,893)
Net identifiable assets acquired			59,734
Goodwill			111,946
Total consideration transferred			$ 171,680